Performance Management - Davis Global Fund and Davis International Fund	Oct. 31, 2025
Davis Global Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Results
Performance Narrative [Text Block]
The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year. The following table shows how the Fund’s average annual total returns, for the periods indicated, compare with the MSCI ACWI (All Country World Index), a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	(Sales loads are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns for Class A Shares (Sales loads are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown.)
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Returns	Period Ending
Highest Quarter	20.44%	June 30, 2020
Lowest Quarter	-21.01%	March 31, 2020

Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	20.44%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(21.01%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (For the periods ended December 31, 2025, with maximum sales charge)	Past 1 Year	Past 5 Years	Past 10 Years
Class A shares return before taxes	25.63%	7.43%	10.44%
Class A shares return after taxes on distributions	23.51%	5.96%	9.41%
Class A shares return after taxes on distributions and sale of Fund shares	16.78%	5.63%	8.41%
Class C shares return before taxes	29.83%	7.61%	10.27%
Class Y shares return before taxes	32.21%	8.73%	11.24%
MSCI ACWI (All Country World Index) Index reflects no deduction for fees, expenses, or taxes	22.34%	11.19%	11.71%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025, with maximum sales charge)
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.
Performance Availability Website Address [Text]	www.davisfunds.com
Performance Availability Phone [Text]	1-800-279-0279
Davis International Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Results
Performance Narrative [Text Block]
The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year. The following table shows how the Fund’s average annual total returns, for the periods indicated, compare with the MSCI ACWI (All Country World Index) ex U.S., a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	(Sales loads are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns for Class A Shares (Sales loads are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown.)
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Returns	Period Ending
Highest Quarter	22.38%	December 31, 2022
Lowest Quarter	-19.75%	March 31, 2020

Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	22.38%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(19.75%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (For the periods ended December 31, 2025, with maximum sales charge)	Past 1 Year	Past 5 Years	Past 10 Years
Class A shares return before taxes	24.50%	1.90%	6.49%
Class A shares return after taxes on distributions	24.41%	1.70%	6.25%
Class A shares return after taxes on distributions and sale of Fund shares	14.83%	1.47%	5.22%
Class C shares return before taxes	28.72%	2.11%	6.27%
Class Y shares return before taxes	31.05%	3.18%	7.31%
MSCI ACWI (All Country World Index) Index ex U.S. reflects no deduction for fees, expenses, or taxes	32.39%	7.90%	8.41%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025, with maximum sales charge)
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.
Performance Availability Website Address [Text]	www.davisfunds.com
Performance Availability Phone [Text]	1-800-279-0279